Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	June 30, 2018			December 31, 2017
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Office equipment	$54	$12	$42	$55	$8	$47
Computer equipment	145	128	17	149	130	19
Field equipment	37	33	4	39	33	6
Buildings	44	9	35	45	5	40
	$280	$182	$98	$288	$176	$112